Offerings - Offering: 1	Mar. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 10,791.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 1.49
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended.

(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended. The shares of common stock, par value $0.001 per share (the “PSI Common Stock”), being registered will be issued, for no additional consideration, to the initial investors in the initial public offering (the “PSUS IPO”) of common shares of beneficial interest (the “PSUS Shares” and each, a “PSUS Share”) of Pershing Square USA, Ltd. (“PSUS”), as contemplated by the registration statement on Form N-2 (File Nos. 333-   and 811-23932) (the “PSUS Registration Statement”) filed concurrently with this registration statement on Form S-1. Each initial investor in the PSUS IPO will receive, for no additional consideration, 20 shares of PSI Common Stock for every 100 PSUS Shares purchased in the PSUS IPO, including any PSUS Shares acquired by the underwriters in the PSUS IPO in connection with the exercise of their option to purchase additional PSUS Shares, as described in the prospectus of PSUS included in the PSUS Registration Statement.  The maximum aggregate offering price represents an estimate of the maximum number of shares of PSI Common Stock that will be issued to the initial investors in the PSUS IPO based on the current maximum aggregate offering price reflected in the PSUS Registration Statement of the PSUS IPO, including PSUS Shares subject to the underwriters’ option to purchase additional shares.  As there has been no market for shares of PSI Common Stock prior to this offering and such shares are being offered for no additional consideration, the filing fee is based on the estimated book value of shares of PSI Common Stock as of the latest practicable date, consistent with Rule 457(f)(2).